Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and balances with central banks	€ 126,030	€ 106,520
Loans and advances to banks	22,966	23,592
Financial assets at fair value through profit or loss	138,628	101,956
Financial assets at fair value through other comprehensive income	30,745	30,635
Securitites at amortised cost	48,371	48,319
Loans and advances to customers	643,478	625,122
Investments in associates and joint ventures	1,477	1,587
Property and equipment	2,562	2,515
Intangible assets	1,119	1,156
Current tax assets	842	549
Deferred tax assets	1,237	1,303
Other assets	8,778	5,996
Total assets	1,026,232	949,250
Liabilities
Deposits from banks	90,513	85,092
Customer deposits	642,455	617,400
Financial liabilities at fair value through profit or loss	107,982	71,041
Current tax liabilities	280	271
Deferred tax liabilities	2,058	311
Provisions	1,029	995
Other liabilities	16,997	12,839
Debt securities in issue	93,123	91,784
Subordinated loans	15,473	16,715
Total liabilities	969,909	896,448
Equity
Share capital and share premium	17,155	17,144
Other reserves	(1,413)	(540)
Retained earnings	40,167	35,462
Shareholders' equity (parent)	55,910	52,066
Non-controlling interests	413	736
Total equity	56,323	52,802
Total liabilities and equity	€ 1,026,232	€ 949,250